SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings at March 31, 2016 and 2017 are comprised of the following:

	March 31,
	2016	2017
Average interest rates on loans from banks and others (%)	0.46	9.02

	March 31,
	2016	2017
	(Yen in millions)
Secured	¥3,378	¥—
Unsecured	1,741	191

Total	¥5,119	¥191

Long-Term Debt
Long-term debt at March 31, 2016 and 2017 are comprised of the following:
	March 31,
	2016	2017
Range of interest rates on loans from banks and others (%)	0.14-7.10	0.65-6.45

	March 31,
	2016	2017
	(Yen in millions)
Secured	¥26,681	¥24,383
Unsecured	950	261

Subtotal	27,631	24,644
Less, portion due within one year	(9,516)	(8,235)

Total	¥18,115	¥16,409

Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt at March 31, 2017 are as follows:

Years ending March 31,	(Yen in millions)
2019	¥6,762
2020	4,943
2021	3,046
2022	1,384
2023 and thereafter	274

Total	¥16,409

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and long-term investments in debt and equity securities for loans from banks at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥2,922	¥1,418
Long-term investments in debt and equity securities	118	—

Total	¥3,040	¥1,418